Segment Information (Tables)	12 Months Ended
Apr. 30, 2012
Segment Reporting [Abstract]
Schedule of Segment Information

	Year ended April 30, 2012
	Canada	USA	Consolidated
Revenue	$-	$436,386	$436,386
Expenses	921,009	9,618,857	10,539,866
Loss	(921,009)	(9,182,471)	(10,103,480)
Oil and gas assets	100,000	1,025,000	1,125,000
Property and equipment	-	8,146	8,146
Oil and gas asset additions	-	243,409	243,409
Oil and gas asset impairment	(971,043)	(15,409,123)	(16,380,166)
Property and equipment additions	-	12,033	12,033

	Year ended April 30, 2011
	Canada	USA	Consolidated
Revenue	$-	$1,565,963	$1,565,463
Expenses	13,027,198	18,248,151	31,275,349
Loss	(13,027,198)	(16,682,188)	(29,709,386)
Oil and gas assets	1,303,158	16,672,672	17,975,830
Property and equipment	8,333	11,165	19,498
Oil and gas asset additions	-	1,623,574	1,623,574
Oil and gas asset impairment	-	(12,848,677)	(12,848,677)
Property and equipment additions	3,054	-	3,054

	Year ended April 30, 2010
	Canada	USA	Consolidated
Revenue	$4,224	$1,576,999	$1,581,223
Expenses	4,359,960	5,171,622	9,531,582
Loss	(4,355,736)	(3,594,623)	(7,950,359)
Oil and gas assets	1,319,538	28,968,271	30,287,809
Property and equipment	65,077	14,886	79,963
Oil and gas asset additions	1,515	783,499	785,014
Oil and gas dispositions and recoveries	(384,267)	(1,976,741)	(2,361,008)
Oil and gas asset impairment	(55,612)	(1,106,933)	(1,162,545)
Property and equipment additions	-	7,401	7,401